Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Kirr, Marbach Partners Funds, Inc.
Entity Central Index Key	0001071196
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Kirr, Marbach Partners Value Fund
Shareholder Report [Line Items]
Fund Name	Kirr, Marbach Partners Value Fund
Class Name	Kirr, Marbach Partners Value Fund
Trading Symbol	KMVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Kirr, Marbach Partners Value Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.kmpartnersfunds.com. You can also request this information by contacting us at 1-812-376-9444.
Additional Information Phone Number	1-812-376-9444
Additional Information Website	https://www.kmpartnersfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kirr, Marbach Partners Value Fund	$66	1.35%
[1]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%
Net Assets	$ 103,850,477
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$103,850,477	Portfolio Turnover	10%
Number of Holdings	40

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)

Top 10 Issuers
MasTec, Inc.	9.3%
EMCOR Group, Inc.	8.5%
Broadcom, Inc.	5.9%
Alphabet, Inc.	5.3%
Vistra Energy Corp.	4.8%
AutoZone, Inc.	4.6%
Republic Services, Inc.	4.1%
Markel Group, Inc.	3.3%
Colliers International Group, Inc.	3.1%
Moog, Inc.	3.1%

Industry
Industrial	37.1%
Consumer, Cyclical	13.7%
Consumer, Non-cyclical	13.2%
Technology	12.3%
Financial	6.6%
Communications	6.4%
Energy	5.0%
Utilities	4.8%
Money Market Fund	0.9%

Updated Prospectus Web Address	https://www.kmpartnersfunds.com

[1]
*	Annualized